THE DRESHER FAMILY OF FUNDS

                     The Dresher Classic Retirement Fund

                                      &

                    The Dresher Comprehensive Growth Fund

                              SEMI-ANNUAL REPORT

                                June 30, 1998

                     MANAGEMENT DISCUSSION OF PERFORMANCE

                                  General
                                  _______

To the surprise of many, the first half of the year continued much the same as the previous year. Large Cap growth stocks soared, while virtually everything else floundered. This narrow, extended market is unprecedented. We continue to be long-term, value investors unwilling to chase the hot sector. We are confident our strategy will bring long-term benefits to our shareholders.

                     The Dresher Classic Retirement Fund
                     ___________________________________

The Dresher Classic Retirement Fund is a moderate-growth fund, which seeks moderate capital appreciation and significant income. Under normal market conditions, the Fund will invest no more than 65% of its assets (at the time of investment) in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock.

Despite highly unfavorable market conditions, the Fund posted a 5.58% total return. Selected American Shares (12.45%) and Warburg Growth and Income (9.07%)led the way, while Sound Shore (-.35%) disappointed.

                    The Dresher Comprehensive Growth Fund
                    _____________________________________

The Dresher Comprehensive Growth Fund is a no-load, aggressive-growth fund which seeks capital appreciation without regard to current income. Under normal market conditions, it will invest at least 75% of its assets in mutual funds that invest primarily in common stock or securities convertible or exchangeable for common stock. Despite unfavorable market conditions, the Fund posted a return of 9.37%. Invesco Strategic-Technology performed admirably (16.99%). Barr Rosenberg U.S. Small Cap lagged (-.63%), as did most small-cap funds.

                            PORTFOLIO OF INVESTMENTS
                       THE DRESHER CLASSIC RETIREMENT FUND
                                  JUNE 30, 1998
                                   (UNAUDITED)




                                                          MARKET     PERCENTAGE
              FUND                            SHARES      VALUE       OF TOTAL
____________________________________          ______   ___________   __________

Warburg Pincus Growth & Income                70,993   $ 1,316,219        15.9%
Price Dividend Growth                         40,859       886,232        10.7%
Franklin Mutual Discovery                     40,856       859,609        10.4%
Oakmark                                       17,046       736,919         8.9%
Marsico Growth and Income                     55,693       729,026         8.8%
Sound Shore                                   22,889       684,839         8.3%
Janus Worldwide                               13,688       645,131         7.8%
Selected American Shares                      17,022       512,711         6.2%
Northeast Investors Trust                     41,116       488,460         5.9%
Dodge & Cox Balanced                           6,406       444,507         5.4%
SoGen International                           11,689       315,830         3.8%
Gabelli Westwood Equity                       31,500       311,222         3.8%
Mairs & Power Growth                           2,928       270,997         3.3%
                                                       ___________   __________

Total Investments (cost $8,056,991)                      8,201,702        99.2%
Other Assets and Liabilities                                61,998         0.8%
                                                       ___________   __________

Net Assets                                             $ 8,263,700       100.0%
                                                       ===========   ==========


            -------------------------------------------------------
                     GROWTH OF $10,000 INVESTED ON 10/01/97
                 (DATE OF COMMENCEMENT OF INVESTMENT OPERATIONS)
            -------------------------------------------------------

                          The Dresher Classic           Lipper Balanced
                            Retirement Fund               Fund Index
----------------------------------------------------------------------
  OCT '97                     $10,000                       $10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '97                      $9,980                       $10,145
----------------------------------------------------------------------
----------------------------------------------------------------------
  JUN '98                     $10,536                       $11,111
----------------------------------------------------------------------


            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

   The accompanying notes are an integral part of these financial statements.

                            PORTFOLIO OF INVESTMENTS
                      THE DRESHER COMPREHENSIVE GROWTH FUND
                                  JUNE 30, 1998
                                   (UNAUDITED)





                                                          MARKET     PERCENTAGE
              FUND                            SHARES      VALUE       OF TOTAL
____________________________________          ______   ___________   __________

Franklin Mutual Discovery                     66,056   $ 1,389,824        16.3%
Harbor Capital Appreciation                   25,669       916,641        10.8%
Baron Asset                                   16,947       884,658        10.4%
Marsico Focus                                 61,311       843,022         9.9%
Oakmark                                       17,730       766,476         9.0%
Invesco Strategic Technology                  19,598       609,879         7.2%
CGM Focus                                     52,174       562,437         6.7%
Torray                                        14,587       558,388         6.6%
L Roy Papp Stock                              14,379       489,610         5.8%
Barr Rosenberg US Small Cap                   51,450       482,086         5.7%
Strong Schafer Value                           6,656       439,721         5.2%
Weitz Series Value                            14,034       407,119         4.8%
                                                       ___________   __________

Total Investments (cost $7,992,408)                      8,349,861        98.4%
Other Assets and Liabilities                               138,118         1.6%
                                                       ___________   __________

Net Assets                                             $ 8,487,979       100.0%
                                                       ===========   ==========


            -------------------------------------------------------
                     GROWTH OF $10,000 INVESTED ON 10/01/97
                 (DATE OF COMMENCEMENT OF INVESTMENT OPERATIONS)
            -------------------------------------------------------

                          The Dresher Comprehensive     Lipper Growth
                                Growth Fund               Fund Index
----------------------------------------------------------------------
  OCT '97                     $10,000                       $10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '97                     $10,031                        $9,885
----------------------------------------------------------------------
----------------------------------------------------------------------
  JUN '98                     $10,970                       $11,424
----------------------------------------------------------------------


            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

   The accompanying notes are an integral part of these financial statements.

                          THE DRESHER FAMILY OF FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1998
                                   (UNAUDITED)

                                              CLASSIC          COMPREHENSIVE
                                          RETIREMENT FUND       GROWTH FUND
                                          _______________      _____________
ASSETS

 Investment In Securities:
  At Acquisition Cost                      $  8,056,991         $  7,992,408
                                           ============         ============
  At Value (Note 1)                        $  8,201,702         $  8,349,861
 Cash                                            59,210              135,307
 Interest and Dividends Receivable                2,788                2,811
                                           ____________         ____________

   TOTAL ASSETS                            $  8,263,700         $  8,487,979
                                           ____________         ____________

LIABILITIES

 Payable to Advisor (Note 3)                          -                    -
                                           ____________         ____________

   TOTAL LIABILITIES                                  -                    -
                                           ____________         ____________

NET ASSETS                                 $  8,263,700         $  8,487,979
                                           ============         ============

NET ASSETS consist of:
   Capital Shares                          $  8,182,693         $  8,214,570
   Accumulated Net Investment
     Income (Loss)                               19,757              (23,283)
   Accumulated Net Realized and
     Unrealized Loss on Investments             (94,005)             (60,761)
   Capital Gain Distributions
     from Underlying Funds                       10,544                    -
   Net Unrealized Appreciation on
     Investments                                144,711              357,453
                                           ____________         ____________

NET ASSETS                                 $  8,263,700         $  8,487,979
                                           ============         ============
SHARES OUTSTANDING (Unlimited Number
  of Shares Authorized, No Par Value)           323,457              317,594
                                           ============         ============
NET ASSET VALUE PER SHARE                         25.55                26.73
                                           ============         ============

   The accompanying notes are an integral part of these financial statements.

                           THE DRESHER FAMILY OF FUNDS
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                  (UNAUDITED)

                                                CLASSIC        COMPREHENSIVE
                                            RETIREMENT FUND     GROWTH FUND
                                            _______________    _____________

INVESTMENT INCOME
   Interest Income                            $      7,286      $      7,405
   Dividend Income From Underlying Funds            48,432             1,106
                                              ____________      ____________

   Total Investment Income                          55,718             8,511
                                              ____________      ____________

EXPENSES
   Management Fees (Note 3)                         35,961            31,794
   12b-1 Fees (Notes 3)                              7,489             6,621
                                              ____________      ____________

Total Expenses Before Waiver By Advisor             43,450            38,415
                                              ____________      ____________

   Fees Waived By Advisor (Note 3)                  (7,489)           (6,621)
                                              ____________      ____________

Total Expenses After Fees Waived by Advisor         35,961            31,794
                                              ____________      ____________

NET INVESTMENT INCOME (LOSS)                        19,757           (23,283)
                                              ____________      ____________

REALIZED and UNREALIZED GAIN ON INVESTMENTS
   Capital Gain Distributions Received
     From Underlying Funds                          10,544                 0
   Realized Loss on Sale of
     Underlying Funds                              (94,005)          (60,761)
   Unrealized Appreciation
     of Underlying Funds                           333,911           464,037
                                              ____________      ____________
Net Realized and Unrealized Gain
   on Investments                                  250,450           403,276
                                              ____________      ____________
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                             $    270,207     $     379,993
                                              ============      ============


   The accompanying notes are an integral part of these financial statements.

                            THE DRESHER FAMILY OF FUNDS
                        STATEMENT OF CHANGES IN NET ASSETS


                                     CLASSIC                COMPREHENSIVE
                                 RETIREMENT FUND             GROWTH FUND
                            ________________________  ________________________

                                         For the                    For the
                                        Period from               Period from
                                         October 1,                October 1,
                                       1997 (Date of             1997 (Date of
                             For the    Commencement   For the    Commencement
                            Six Months  of Investment Six Months  of Investment
                            Ended June   Operations)   Ended June  Operations)
                             30, 1998    to December   30, 1998    to December
                            (Unaudited)   31, 1997    (Unaudited)   31, 1997
                            ___________ _____________ ___________ _____________

OPERATIONS

Net Investment Income        $  19,757  $  64,051   $  (23,283)   $  47,694
Net Realized Loss from
  Security Transactions        (94,005)   (20,080)     (60,761)     (33,683)
Capital Gain Distributions
  from Underlying Funds         10,544    135,862            -       96,113
Net Unrealized Appreciation/
  (Depreciation) in
  Underlying Funds             333,911   (189,199)     464,037     (106,584)
                             _________  _________   __________    _________
Increase (Decrease) in Net
  Assets from Operations       270,207     (9,366)     379,993        3,540
                             _________  _________   __________    _________

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from Net
  Investment Income                  -    (64,056)           -      (47,695)
Distributions from Net
  Realized Gains                     -   (115,781)           -      (62,430)
                             _________  _________   __________   __________

Decrease in Net Assets
 due to Distributions                -   (179,837)           -     (110,125)
                             _________  __________  __________   __________


CAPITAL SHARE TRANSACTIONS

Proceeds from Shares Sold    3,702,775   5,033,643   4,974,406    3,903,870
Reinvestment of
  Distributions                 30,000     191,140      25,000      118,297
Cost of Shares Redeemed       (404,288)   (370,574)   (482,948)    (324,054)
                            __________  __________  __________   __________
Increase in Net Assets due
  to Share Transactions      3,328,487   4,854,209   4,516,458    3,698,113
                            __________  __________  __________   __________

Increase In Net Assets       3,598,694   4,665,006   4,896,451    3,591,528

Net Assets-Beginning of
  Period                     4,665,006           -   3,591,528            -
                            __________  __________  __________   __________

Net Assets-End of Period    $8,263,700  $4,665,006  $8,487,979   $3,591,528
                            ==========  ==========  ==========   ==========

OTHER INFORMATION

Shares:
  Sold                         149,552     202,937     189,074      153,955
  Issued in Reinvestment
    of Distributions             1,185       8,701         951        6,065
  Redeemed                     (20,015)    (18,903)    (19,409)     (13,042)
                            __________  __________  __________   __________

Net Increase                   130,722     192,735     170,616      146,978
                            ==========  ==========  ==========   ==========


  The accompanying notes are an integral part of these financial statements.

                        THE DRESHER FAMILY OF FUNDS
                           FINANCIAL HIGHLIGHTS

Per share information for a share outstanding throughout the period.


                                CLASSIC                  COMPREHENSIVE
                             RETIREMENT FUND              GROWTH FUND
                        _________________________  _________________________
                                      For the                     For the
                                    Period from                 Period from
                                     October 1,                 October 1,
                                    1997 (Date of              1997 (Date of
                         For the    Commencement    For the     Commencement
                        Six Months  of Investment  Six Months  of Investment
                        Ended June   Operations)   Ended June   Operations)
                         30, 1998    to December    30, 1998    to December
                        (Unaudited)   31, 1997     (Unaudited)   31, 1997
                        ___________ _____________  ___________ _____________


Net Asset Value,
 Beginning of Period    $   24.20   $   25.23      $   24.44    $   25.14
                        _________   _________      _________    _________
Investment Operations
  Net Investment Income      0.06        0.34          (0.07)        0.33
  Net Realized and
    Unrealized Gain
    on Investments           1.29       (0.40)          2.36        (0.27)
                        _________   _________      _________    _________
Total from Investment
  Operations                 1.35       (0.06)          2.29         0.06
                        _________   _________      _________    _________
Distributions
  Dividends from Net
    Investment Income           -       (0.34)             -        (0.33)
  Distributions from
    Net Realized Gains          -       (0.63)             -        (0.43)
                        _________   _________      _________    _________

Total from Distributions        -       (0.97)             -        (0.76)
                        _________   _________      _________    _________

Net Asset Value, End
 of Period              $   25.55   $   24.20      $   26.73    $   24.44
                        =========   =========      =========    =========

Total Return                5.58%      (0.20%)         9.37%        0.28%
Ratio of Net Expenses
  to Average Net Assets     1.20% (a)   1.20% (a)      1.20% (a)    1.20% (a)
Ratio of Expenses
  Before Waiver to
  Average Net Assets        1.45% (a)   1.45% (a)      1.45% (a)    1.45% (a)
Ratio of Net
  Investment Income
  to Average Net
  Assets                    0.31% (a)   5.36% (a)     (0.39%)(a)    5.12% (a)
Portfolio Turnover
  Rate                     49.45%       6.77%         29.40%       22.39%

Net Assets, End of
  Period (000's)        $   8,264   $   4,665      $   8,488    $   3,592


(a) Annualized

                         THE DRESHER FAMILY OF FUNDS

                        NOTES TO FINANCIAL STATEMENTS

                                 JUNE 30,1998
                                  (UNAUDITED)



NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Dresher Family of Funds ("The Trust") was organized as a Delaware business trust. The Trust is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust currently consists of two Funds: The Dresher Classic Retirement
Fund and The Dresher Comprehensive Growth Fund. The Trust is a diversified management investment company for purposes of the 1940 Act because its assets are represented by securities of other investment companies or cash equivalents. The Trust was organized on March 26, 1997 and had no investment operations prior to October 1, 1997 other than those relating to organizational matters including raising initial capital.

The following significant accounting policies conform to generally accepted accounting policies for regulated investment companies.

Valuation of securities: All portfolio securities are valued as of the close of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Shares of underlying open-end management investment companies ("mutual funds") are valued at their respective net asset values as determined under the 1940 Act.

Federal income taxes: It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no provision for federal income taxes has been made.

Investment income: Distributions from net investment income and net realized gains from underlying mutual funds are recorded on an ex-dividend date basis. Interest income is recognized on an accrual basis.

Distributions to shareholders: All distributions to shareholders arising from each Fund's taxable income are distributed at least once per year and are recorded on an ex-dividend date basis.

Security transactions: Portfolio security transactions are recorded on a trade date basis. Securities sold are valued on a specific identification basis.

Use of estimates: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                         THE DRESHER FAMILY OF FUNDS

                                 JUNE 30,1998
                                  (UNAUDITED)


NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of underlying mutual funds were $8,010,550 and $3,021,868, respectively for The Dresher Classic Retirement Fund and $7,597,866 and $1,603,965, respectively for The Dresher Comprehensive Growth Fund.

At June 30, 1998, the cost for federal income tax purposes for The Dresher Classic Retirement Fund was $8,056,991 and for The Dresher Comprehensive Growth Fund was $7,992,408.

At June 30, 1998, the total unrealized appreciation and total unrealized depreciation was $186,619 and $41,908, respectively for The Dresher Classic Retirement Fund and $368,502 and $11,049, respectively for The Dresher Comprehensive Growth Fund.


NOTE 3 - TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Each Fund's investments are managed by National Financial Advisors, Inc. (the "Advisor"), pursuant to the terms of an investment advisory agreement. Under the agreement the Advisor is entitled to receive a management fee payable monthly based on each Fund's average daily net assets at the rate of 1.20% per annum. The Advisor has contractually obligated itself to reduce its management fee to keep total operating expenses for each Fund at no greater than 1.20%, excluding extraordinary expenses until at least December 31, 1998. Unlike most mutual funds the management fee paid to the Advisor includes transfer agency, pricing, custody, auditing, legal, taxes, interest, expenses of non-interested Trustees and general administrative and other operating expenses of each Fund. For the period January 1, 1998 to June 30, 1998, the Advisor was due $35,961 and $31,794 and waived $7,489 and $6,621 from The Dresher Classic Retirement and The Dresher Comprehensive Growth Funds, respectively.


Administrative, Accounting and Transfer Agency Agreement

Pursuant to an administrative, accounting and transfer agency agreement between each Fund, the Advisor and National Shareholder Services, Inc. ("NSS"), the Advisor shall pay NSS out of its management fee a monthly fee for serving as each Fund's administrative agent, accounting and pricing agent and transfer agent, dividend disbursing agent, shareholder service agent, plan agent and shareholder purchase and redemption agent. NSS is an affiliate of the Advisor.

                         THE DRESHER FAMILY OF FUNDS

                                 JUNE 30,1998
                                  (UNAUDITED)


NOTE 3 - TRANSACTIONS WITH AFFILIATES (continued)

Distribution Plan

Pursuant to a distribution agreement ("12b-1 plan") between each Fund and NFA Brokerage, Inc., an affiliate of the Advisor and NSS, NFA Brokerage, Inc.
serves as the exclusive agent for distribution of shares of each Fund. NFA Brokerage, Inc. is entitled to receive a fee from each Fund payable monthly at the rate of 0.25% of the average daily net assets per annum. For the period January 1, 1998 to June 30, 1998, NFA Brokerage, Inc. received $7,489 and $6,621 from The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund, respectively. These amounts represented 0.25% on an annual basis for each Fund.

Certain trustees and officers of the Trust are also directors and officers of the Advisor, NSS and NFA Brokerage, Inc.

                                   SERVICING AGENTS

INVESTMENT ADVISOR:

National Financial Advisors, Inc.
Twining Office Center
715 Twining Road, Suite 202
Dresher, PA 19025


ADMINISTRATOR AND TRANSFER AGENT:

National Shareholder Services, Inc.
Twining Office Center
715 Twining Road, Suite 202
Dresher, PA 19025


CUSTODIAN:

Firstrust Savings Bank
1931 Cottman Avenue
Philadelphia, PA 19111


BROKER-DEALER/DISTRIBUTOR:

NFA Brokerage Services, Inc.
Twining Office Center
715 Twining Road, Suite 218
Dresher, PA 19025


INDEPENDENT AUDITORS:

Sanville & Company
1514 Old York Road
Abington, PA 19001


LEGAL COUNSEL:
Robert Patrylak, Esq.
30 W. Lodges Lane
Bala Cynwyd, PA 19004